Note 11 - Finance Cost and Income - Finance Income (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Interest income	R$ 454.0	R$ 458.8	R$ 513.6
Gains on derivative and exclusive investment funds	84.9	73.7	113.5
Financial instruments at fair value through profit or loss		227.6	247.5
Other financial results	17.4	14.3	21.3
Finance income, before adoption of new accounting policies	556.3	774.4	895.9
Effect of application of IAS 29 (hyperinflation)	182.5
Finance income	738.8	774.4	895.9
Cash and cash equivalents	270.7	233.4	241.5
Investment securities held for trading	12.9	26.9	51.1
Other receivables	170.4	198.5	221.0
Total	R$ 454.0	R$ 458.8	R$ 513.6